Property and equipment, net, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement in Property, Plant and Equipment [Roll Forward]
Property and Equipment, Beginning Balance	$ 27,198	$ 27,060
Additions in property and equipment	1,600	138	$ 125
Write-off of obsolete equipment	(529)
Property and Equipment, Ending Balance	28,269	27,198	27,060
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(5,494)	(4,983)
Depreciation for the year	(462)	(511)
Write-off of obsolete equipment	529
Accumulated Depreciation, Property and Equipment, Ending Balance	(5,427)	(5,494)	(4,983)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	21,704	22,077
Additions in property and equipment	1,600	138	125
Depreciation for the year	(462)	(511)
Property And Equipment Net, Ending Balance	$ 22,842	$ 21,704	$ 22,077